Warrants (Tables)	6 Months Ended
Jun. 30, 2026
Warrants [Abstract]
Schedule of Activities of Warrants Issued

A summary of the activities of the Warrants issued in the Private Placement is presented in the following table:

	As of December 31,	As of June 30,
	2025	2026

Balance at beginning of the year/period	$—	$22,383,800
Warrants issued	15,654,091	—
Fair value change in the warrant liabilities	6,729,709	11,811,648
Warrants cashless exercised	—	(34,195,448)
Total	$22,383,800	$—

Schedule of Assumptions Used in Valuing the Warrant Liabilities

The following are the assumptions used in valuing the warrant liabilities by Black-Scholes model as of December 31, 2025 and exercise date (in percentages, except as noted):

	As of
	December 31, 2025	Exercise date
Liquidity discount	21.80	21.85
Volatility	27.99	28.16
Risk-free rate	3.71	3.81
Expected life (years)	4.87	4.78
Dividend yield	0.00	0.00
Exercise price	$2.16	$2.16
Market price	$4.88	$6.36